Components of Income Tax Expense (Benefit) from Continuing Operations by Taxing Jurisdiction (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (73)	$ (318)	$ 625
Deferred		379	46
Total income tax expense (benefit)	(73)	61	671
Taiwan
Components Of Income Tax Expense Benefit [Line Items]
Current	(74)	(131)	410
Deferred		379	46
Total income tax expense (benefit)	(74)	248	456
Foreign Tax Authority
Components Of Income Tax Expense Benefit [Line Items]
Current	1	(187)	215
Total income tax expense (benefit)	$ 1	$ (187)	$ 215